Standards, Amendments and Interpretations not yet effective FEC (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Standards, Amendments and Interpretations not yet effective

Note 4            Standards, Amendments and Interpretations Not Yet Effective

Certain pronouncements were issued by the IASB or the IFRS Interpretations Committee that are mandatory for accounting years beginning after January 1, 2011 or later years. None of these is expected to have a significant effect on the consolidated financial statements, except for the following:

The  Company  has  early  adopted  the  amendments  to  IFRS  1  which  replaces references to a fixed date of ‘1 January 2004’ with ‘the date of transition to IFRSs’. This eliminates the need for the Company to restate derecognition transactions that occurred before the date of transition to IFRSs. The amendment is effective for year- ends beginning on or after July 1, 2011; however, the Company has early adopted the amendment. The impact of the amendment and early adoption is that the Company only applies International Accounting Standard (“IAS”) 39 derecognition requirements to transactions that occurred after the date of transition.

The following new standards, amendments and interpretations, which have not been early adopted in these financial statements, will or may have an effect on the Company’s future results and financial position:

IAS 12 Income Taxes (“IAS 12”)

IAS 12 was amended in December 2010 to remove subjectivity in determining on which basis an entity measures the deferred tax relating to an asset. The amendment introduces a presumption that an entity will assess whether the carrying value of an asset will be recovered through the sale of the asset. The amendment to IAS 12 is effective for reporting periods beginning on or after January 1, 2012. The company is currently  evaluating  the  impact  of  this  amendment  to  IAS  12  on  its  financial statements.

IAS 27 Separate Financial Statements (“IAS 27”)

IAS   27   replaced   the   existing   IAS   27   “Consolidated   and  Separate   Financial Statements”. IAS 27 contains accounting and disclosure requirements for investments in  subsidiaries,  joint  ventures  and  associates  when  an  entity  prepares  separate financial statements. IAS 27 requires an entity preparing separate financial statements to account for those investments at cost or in accordance with IFRS 9 Financial Instruments. IAS 27 is effective for annual periods beginning on or after January 1, 2013. Earlier application is permitted. The company is currently evaluating the impact of this standard on its financial statements.

IAS 28 Investments in Associates and Joint Ventures (“IAS 28”)

IAS 28 was amended in 2011 and now includes the required accounting for joint ventures  as  well  as  the  definition  and  required  accounting  for  investments  in associates. The standard sets out the requirements for the application of the equity method when accounting for investments in associates and joint ventures. Proportional consolidation is no longer an option for joint ventures. IAS 28 is effective for annual periods beginning on or after January 1, 2013. Earlier application is permitted. The company  is  currently  evaluating  the  impact  of  this  amendment  to  IAS  28  on  its financial statements.

IFRS 9 Financial Instruments (“IFRS 9”)

IFRS 9 was issued in November 2009 and is the first step to replace current IAS 39, “Financial Instruments: Recognition and Measurement”. IFRS 9 uses a single approach to determine whether a financial asset is measured at amortized cost or fair value, replacing the multiple rules in IAS 39. The approach in IFRS 9 is based on how an entity manages its financial instruments in the context of its business model and the contractual cash flow characteristics of the financial assets. The new standard also requires a single impairment method to be used, replacing the multiple impairment methods in IAS 39. IFRS 9 is effective for annual periods beginning on or after January 1, 2015. The company is currently evaluating the impact of IFRS 9 on its financial statements.

IFRS 10 Consolidated Financial Statements (“IFRS 10”)

IFRS 10 establishes principles for the presentation and preparation of consolidated financial statements when an entity controls one or more other entities. IFRS 10 supersedes IAS 27 “Consolidated and Separate Financial Statements” and Standing Interpretations Committee (“SIC”)12 “Consolidation—Special Purpose Entities” and is effective for annual periods beginning on or after January 1, 2013. Earlier application is permitted. The company is currently evaluating the impact of this standard on its financial statements.

IFRS 11 Joint Arrangements (“IFRS 11”)

IFRS 11 establishes principles for financial reporting by parties to a joint arrangement. IFRS 11 supersedes current IAS 31 “Interests in Joint Ventures and SIC 13 Jointly Controlled Entities-Non-Monetary Contributions by Venturers” and is effective for annual periods beginning on or after January 1, 2013. Earlier application is permitted. The company is currently evaluating the impact of this standard on its financial statements.

IFRS 12 Disclosure of Interests in Other Entities (“IFRS 12”)

IFRS 12 applies to entities that have an interest in a subsidiary, a joint arrangement, an associate or an unconsolidated structured entity. IFRS 12 is effective for annual periods beginning on or after January 1, 2013. Earlier application is permitted. The company is currently evaluating the impact of this standard on its financial statements.

IFRS 13 Fair Value Measurements (“IFRS 13”)

IFRS 13 defines fair value, sets out in a single IFRS framework for measuring fair value and requires disclosures about fair value measurements. IFRS 13 applies to IFRSs that require or permit fair value measurements or disclosures about fair value measurements (and measurements, such as fair value less costs to sell, based on fair value or disclosures about those measurements), except in specified circumstances. IFRS 13 is to be applied for annual periods beginning on or after January 1, 2013. Earlier application is permitted. The company is currently evaluating the impact of this standard on its financial statements.

There are no other IFRSs or IFRIC interpretations that are not yet effective that would be expected to have a material impact on the Company.